UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     ABANCO Investments, Ltd.

Address:  P.O. Box 4098
          Middletown, RI 02842


13F File Number: 28-06287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  Secretary & Treasurer
Phone:  (302) 234-5750


Signature, Place and Date of Signing:

/s/ Brandywine Managers, LLC
Managing Member
By: Richard E. Carlson           Hockessin, DE              August 15, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-03420                        Ashford Capital Mangement, Inc.
     28-00030                        John W. Bristol & Co., Inc.
     28-04558                        Parametric Portfolio Associates
     28-02635                        Gardner Russo & Gardner
-----------------------             --------------------------

                                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1
                                              -----

Form 13F Information Table Entry Total:         1
                                               -----

Form 13F Information Table Value Total:        $249
                                               --------
                                               (thousands)


List of Other Included Managers:

Form 13F     File Number                        Name

1.           28-06335                           Brandywine Managers, LLC

                                          FORM 13F INFORMATION TABLE


      COLUMN 1             COLUMN 2   COLUMN 3    COLUMN 4       COLUMN 5           COLUMN 6      COLUMN 7         COLUMN 8
                           TITLE OF               VALUE     SHRS OR  SH/    PUT/    INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER             CLASS      CUSIP       (X$1000)  PRN AMT  PRN    CALL    DISCRETION    MANAGER     SOLE    SHARED   NONE

NEXTEL COMMUNICATIONS INC  CL A       65332V10 3  249       7,698    SH             Sole          None       7,698

                                                  249



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